SEGMENTED INFORMATION - Disclosure of detailed information of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	$ 22,764	$ 59,932
Taxes receivable	13,082	12,198
Deposits	92	73
Mineral property, plant, and equipment	165,686	39,009
Canada [Member]
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	12,107	5,315
Taxes receivable	0	0
Deposits	92	73
Mineral property, plant, and equipment	181	292
Mexico [Member]
Disclosure of geographical areas [line items]
Loss and comprehensive loss for the year	10,657	54,617
Taxes receivable	13,082	12,198
Deposits	0	0
Mineral property, plant, and equipment	$ 165,505	$ 38,717